RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details Narrative) - Maximum [Member]	12 Months Ended
Dec. 31, 2020
Equity Method Investment, Ownership Percentage	50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent	50.00%